Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Rochester Portfolio Series
Prospectus Date	rr_ProspectusDate	Mar. 29, 2018
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2018